FINANCIAL INSTRUMENTS (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 26, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Finance (income) expense in respect of the Convertible Debt		$ 442	$ 0
Net proceeds of convertible debt allocated to conversion option		327	0
Fair value adjustment of Warrants		$ 20	$ (3,304)
Private Placement [Member]
Disclosure of detailed information about financial instruments [line items]
Net proceeds of convertible debt allocated to conversion option	$ 327
Percentage contribution for fair value of debenture	16.55%
Fair value of debenture	$ 1,975